Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid in Capital	Retained Earnings (Accumulated Deficits)	Non-controlling interest	Total
Balance at Oct. 31, 2022		$ 5,000	[1]		[1]	$ 152,550	$ 4,376,698	$ 5,490,105	$ 10,024,353
Balance (in Shares) at Oct. 31, 2022	[1]	2,000,000
Effect of reverse merger		$ 272	[1]		[1]	(1,109,727)			(1,109,455)
Effect of reverse merger (in Shares)	[1]	108,783
Conversion of promissory note settlement upon the reverse merger		$ 6	[1]		[1]	499,994			500,000
Conversion of promissory note settlement upon the reverse merger (in Shares)	[1]	2,200
Net (loss) income for the year			[1]		[1]		(9,332,024)	(6,445,680)	(15,777,704)
Subsidiaries’ dividends declared			[1]		[1]			(902,000)	(902,000)
Balance at Oct. 31, 2023		$ 5,278	[1]		[1]	(457,183)	(4,955,326)	(1,857,575)	(7,264,806)
Balance (in Shares) at Oct. 31, 2023	[1]	2,110,983
Issuance of shares for services		$ 1,180	[1]		[1]	6,985,281			6,986,461
Issuance of shares for services (in Shares)	[1]	471,836
Ordinary Shares issued for convertible notes settlement		$ 32	[1]		[1]	149,421			149,453
Ordinary Shares issued for convertible notes settlement (in Shares)	[1]	12,600
Ordinary Shares issued for convertible notes conversion		$ 5,300	[1]		[1]	27,227,056			27,232,356
Ordinary Shares issued for convertible notes conversion (in Shares)	[1]	2,120,000
Capital contribution made by shareholder			[1]		[1]			2,847,000	2,847,000
Net (loss) income for the year			[1]		[1]		(23,597,696)	2,382,846	(21,214,850)
Balance at Oct. 31, 2024		$ 11,790	[1]		[1]	33,904,575	(28,553,022)	3,372,271	8,735,614
Balance (in Shares) at Oct. 31, 2024	[1]	4,715,419
Share-based compensation		$ 1,238	[1]		[1]	15,391,929			15,393,167
Share-based compensation (in Shares)	[1]	495,169
Issuance of Class B shares for warrants settlement			[1]	$ 250	[1]	(250)
Issuance of Class B shares for warrants settlement (in Shares)	[1]			100,000
Issuance of Class A shares for warrants exercise		$ 2,070	[1]		[1]	373,060			375,130
Issuance of Class A shares for warrants exercise (in Shares)	[1]	827,979
Issuance shares for private placement		$ 170	[1]		[1]	4,452,829			4,452,999
Issuance shares for private placement (in Shares)	[1]	67,985
Option exercised		$ 1,250	[1]		[1]	3,753,750			3,755,000
Option exercised (in Shares)	[1]	500,000
Warrants modification revaluation change			[1]		[1]	1,403,370	(1,403,370)
Share allotment for share combination		$ 65	[1]		[1]	(65)
Share allotment for share combination (in Shares)	[1]	25,889
Net (loss) income for the year			[1]		[1]		(21,462,762)	1,352,335	(20,110,427)
Balance at Oct. 31, 2025		$ 16,583	[1]	$ 250	[1]	$ 59,279,198	$ (51,419,154)	$ 4,724,606	$ 12,601,483
Balance (in Shares) at Oct. 31, 2025	[1]	6,632,441		100,000

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.